Business Segmental Data (Tables)	12 Months Ended
Mar. 31, 2019
Business Segmental Data
Schedule of Segment by Geographical Areas

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$100,387	$98,073	$121,966
Europe	63,196	27,028	25,686
North America	1,759	1,244	2,549
Rest of the world	104,784	134,908	102,793
Total Revenue(*)	$270,126	$261,253	$252,994

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by region of domicile of customer’s location
India	$116,078	$109,986	$129,251
Europe	2,345	7,739	7,695
North America	5,682	5,147	10,132
Rest of the world	146,021	138,381	105,916
Total Revenue(*)	$270,126	$261,253	$252,994

	Year ended March 31
	2019	2018	2017
	(in thousands)
Revenue by source(**)
Theatrical	$69,542	$79,069	$101,023
Satellite content licensing	77,453	97,168	88,013
Digital and other ancillary	123,131	85,016	63,958
Total Revenue(*)	$270,126	$261,253	$252,994

(*) net of significant discounting component $34,467 (2018: $6,816 and 2017: Nil)

(**) catalogue sales is apportioned in a specified ratio between theatrical, satellite content licensing and digital and other ancillary revenues.

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2019	$722,043	$336,431	$4	$34,217	$351,391
As of March 31, 2018	$1,032,736	$354,843	$7	$18,678	$659,208

(*) non-current assets include property and equipment, intangibles assets (tradename, content and others) goodwill and restricted deposit by geographic area.